Share Capital - Stock Option Activity (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Stock options outstanding - beginning of year (in shares) | shares	46,685	56,036
Stock options granted (in shares) | shares	16,314	4,256
Stock options surrendered for cash settlement (in shares) | shares	(1,003)	(392)
Stock options exercised for common shares (in shares) | shares	(10,871)	(9,975)
Stock options forfeited (in shares) | shares	(3,479)	(3,240)
Stock options outstanding - end of year (in shares) | shares	47,646	46,685
Stock options exercisable (in shares) | shares	17,057	19,436
Weighted average exercise price, options outstanding - beginning of year (in CAD per share) | $ / shares	$ 37.92	$ 36.67
Weighted average exercise price, options granted (in CAD per share) | $ / shares	34.84	43.75
Weighted average exercise price, options surrendered for cash settlement (in CAD per share) | $ / shares	34.52	33.46
Weighted average exercise price, options exercised (in CAD per share) | $ / shares	33.16	33.28
Weighted average exercise price, options forfeited (in CAD per share) | $ / shares	37.65	38.76
Weighted average exercise price, options outstanding - beginning of year (in CAD per share) | $ / shares	38.04	37.92
Weighted average exercise price, options exercisable (in CAD per share) | $ / shares	$ 38.74	$ 36.03